Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000211588 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211588 | 589378108 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211588 | 749527107 | REV Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211588 | 002474104 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211588 | 45688C107 | Ingevity Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211588 | 077454106 | Belden, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211588 | 00653Q102 | Adapthealth Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211588 | 67098H104 | O-I Glass, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211588 | 743312100 | Progress Software Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211588 | 698813102 | Papa John's International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000211588 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000211588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000211588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000211588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000211588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211588 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211588 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000211588 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000211588 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211588 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211588 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000211587 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211587 | 589378108 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211587 | 749527107 | REV Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211587 | 002474104 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211587 | 45688C107 | Ingevity Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211587 | 077454106 | Belden, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211587 | 00653Q102 | Adapthealth Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211587 | 67098H104 | O-I Glass, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211587 | 743312100 | Progress Software Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211587 | 698813102 | Papa John's International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211587 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000211587 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000211587 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000211587 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000211587 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000211587 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211587 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211587 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211587 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211587 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000211587 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000211587 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211587 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211587 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134695 | 60471A101 | Mirion Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134695 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134695 | 918284100 | VSE Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134695 | 830940102 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134695 | 750491102 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134695 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134695 | 099406100 | Boot Barn Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134695 | G87110105 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134695 | 10316T104 | Box, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134695 | 42226A107 | HealthEquity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134695 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000134695 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000134695 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000134695 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000134695 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000134695 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000134695 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134695 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134695 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134695 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000134695 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134695 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134695 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134695 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000134695 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134695 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000134696 | 60471A101 | Mirion Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134696 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134696 | 918284100 | VSE Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134696 | 830940102 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134696 | 750491102 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134696 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134696 | 099406100 | Boot Barn Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134696 | G87110105 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134696 | 10316T104 | Box, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134696 | 42226A107 | HealthEquity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134696 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000134696 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000134696 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000134696 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000134696 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000134696 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000134696 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134696 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134696 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134696 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000134696 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134696 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134696 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134696 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000134696 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134696 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216810 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216810 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216810 | 29355X107 | EnPro Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216810 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216810 | 00847J105 | Agilysys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216810 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216810 | 224408104 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216810 | 827048109 | Silgan Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216810 | 840441109 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216810 | 28618M106 | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216810 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000216810 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000216810 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000216810 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000216810 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000216810 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000216810 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000216810 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216810 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216810 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000216810 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000216810 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216810 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000216811 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216811 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216811 | 29355X107 | EnPro Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216811 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216811 | 00847J105 | Agilysys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216811 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216811 | 224408104 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216811 | 827048109 | Silgan Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216811 | 840441109 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216811 | 28618M106 | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216811 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000216811 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000216811 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000216811 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000216811 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000216811 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000216811 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000216811 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216811 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216811 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000216811 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000216811 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216811 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211581 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211581 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211581 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211581 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211581 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211581 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211581 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211581 | 37959E102 | Globe Life, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211581 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211581 | 759351604 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211581 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000211581 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000211581 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000211581 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211581 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000211581 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000211581 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211581 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211581 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211581 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000211581 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000211581 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211581 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211581 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211581 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211582 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211582 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211582 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211582 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211582 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211582 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211582 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211582 | 37959E102 | Globe Life, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211582 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211582 | 759351604 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211582 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000211582 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000211582 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000211582 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211582 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000211582 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000211582 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211582 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211582 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211582 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000211582 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000211582 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211582 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211582 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211582 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211583 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211583 | BMMV2K8 | Tencent Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211583 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211583 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211583 | 6771720 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211583 | B154564 | Bank of China, Ltd., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211583 | B0LMTQ3 | China Construction Bank Corp., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211583 | 6527666 | CTBC Financial Holding Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211583 | 456788108 | Infosys, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211583 | BD5CPN9 | Gree Electric Appliances, Inc. of Zhuhai, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211583 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000211583 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000211583 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000211583 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000211583 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000211583 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211583 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000211583 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211583 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211583 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211583 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211583 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000211583 | China
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000211583 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000211583 | India
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000211583 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000211583 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211583 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211583 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211583 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211583 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211583 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211584 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211584 | BMMV2K8 | Tencent Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211584 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211584 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211584 | 6771720 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211584 | B154564 | Bank of China, Ltd., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211584 | B0LMTQ3 | China Construction Bank Corp., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211584 | 6527666 | CTBC Financial Holding Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211584 | 456788108 | Infosys, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211584 | BD5CPN9 | Gree Electric Appliances, Inc. of Zhuhai, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211584 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000211584 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000211584 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000211584 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000211584 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000211584 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211584 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000211584 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211584 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211584 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211584 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211584 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000211584 | China
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000211584 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000211584 | India
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000211584 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000211584 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211584 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211584 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211584 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211584 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211584 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211585 | BF4HYT8 | Bank of Georgia Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211585 | B12W5Y9 | Koninklijke BAM Groep N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211585 | B10DQJ6 | Implenia A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211585 | 6775432 | SANKYO Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211585 | BMWC784 | Betsson A.B.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211585 | 6410700 | Harel Insurance Investments & Financial Services, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211585 | B4Y7R14 | Currys PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211585 | 4116099 | BPER Banca
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211585 | 6496023 | Kobe Steel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211585 | 6515821 | Life Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211585 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000211585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000211585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000211585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000211585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000211585 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000211585 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000211585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211585 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211585 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000211585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211585 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211585 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000211585 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211585 | Japan
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000211585 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211585 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000211585 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211585 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211585 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211585 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211585 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211586 | BF4HYT8 | Bank of Georgia Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211586 | B12W5Y9 | Koninklijke BAM Groep N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211586 | B10DQJ6 | Implenia A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211586 | 6775432 | SANKYO Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211586 | BMWC784 | Betsson A.B.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211586 | 6410700 | Harel Insurance Investments & Financial Services, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211586 | B4Y7R14 | Currys PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211586 | 4116099 | BPER Banca
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211586 | 6496023 | Kobe Steel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211586 | 6515821 | Life Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211586 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000211586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000211586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000211586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000211586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000211586 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000211586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000211586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211586 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000211586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211586 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000211586 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211586 | Japan
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000211586 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211586 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000211586 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211586 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211586 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211586 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211586 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246766 | 7110388 | Roche Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246766 | 7103065 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246766 | BN7SWP6 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246766 | B1XH026 | Vinci S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246766 | 6467803 | ITOCHU Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246766 | 5889505 | Infineon Technologies A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246766 | BM8PJY7 | NatWest Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246766 | 6248990 | KDDI Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246766 | 6065586 | ANZ Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246766 | 5750355 | Deutsche Bank A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246766 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000246766 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000246766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000246766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000246766 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000246766 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000246766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000246766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246766 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246766 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000246766 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000246766 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000246766 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000246766 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000246766 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000246766 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246766 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000246766 | France
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000246766 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246766 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246766 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246765 | 7110388 | Roche Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246765 | 7103065 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246765 | BN7SWP6 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246765 | B1XH026 | Vinci S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246765 | 6467803 | ITOCHU Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246765 | 5889505 | Infineon Technologies A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246765 | BM8PJY7 | NatWest Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246765 | 6248990 | KDDI Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246765 | 6065586 | ANZ Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246765 | 5750355 | Deutsche Bank A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246765 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000246765 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000246765 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000246765 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000246765 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000246765 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000246765 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000246765 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246765 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246765 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246765 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000246765 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000246765 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000246765 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000246765 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000246765 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000246765 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246765 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000246765 | France
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000246765 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246765 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246765 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018316 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018316 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018316 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018316 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018316 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018316 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018316 | B15C4L6 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018316 | 4247494 | D'ieteren Group
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018316 | B058TZ6 | Safran S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018316 | BYQ0JC6 | Beazley PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018316 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000018316 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000018316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000018316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000018316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018316 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018316 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000018316 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018316 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018316 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018316 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018316 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018316 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018316 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018316 | France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018316 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052675 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000052675 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052675 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052675 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052675 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000052675 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052675 | B15C4L6 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052675 | 4247494 | D'ieteren Group
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052675 | B058TZ6 | Safran S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052675 | BYQ0JC6 | Beazley PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052675 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052675 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000052675 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000052675 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000052675 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000052675 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000052675 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000052675 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000052675 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000052675 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000052675 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000052675 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000052675 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000052675 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000052675 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000052675 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052675 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052675 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000052675 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000052675 | France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052675 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206635 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000206635 | Utility
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000206635 | U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000206635 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000206635 | Finance
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206635 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000206636 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000206636 | Utility
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000206636 | U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000206636 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000206636 | Finance
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206636 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018311 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000018311 | Utility
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018311 | U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000018311 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018311 | Finance
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000018311 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018311 | Mortgage-Backed Securities Passthrough
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000018311 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000052673 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000052673 | Utility
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000052673 | U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000052673 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000052673 | Finance
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000052673 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000052673 | Mortgage-Backed Securities Passthrough
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000052673 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018320 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	78.70%
C000018320 | Utility
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018320 | Finance
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000052678 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	78.70%
C000052678 | Utility
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000052678 | Finance
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000176020 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176020 | U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000176020 | Revenue
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000176020 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000176020 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176020 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176020 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176021 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176021 | U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000176021 | Revenue
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000176021 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000176021 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176021 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176021 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018312 | U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018312 | Revenue
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000018312 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000018312 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000018312 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018312 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169263 | U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169263 | Revenue
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000169263 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000169263 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000169263 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169263 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000244704 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000244704 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244704 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244704 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244704 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000244704 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000244704 | 03990B101 | Ares Management Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244704 | 743315103 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244704 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244704 | 872540109 | TJX Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244704 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000244704 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244704 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000244704 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244704 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000244704 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000244704 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000244704 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244704 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244704 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000244704 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244699 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000244699 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244699 | 03990B101 | Ares Management Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244699 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244699 | 369550108 | General Dynamics Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000244699 | 47233W109 | Jefferies Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000244699 | 064058100 | Bank of New York Mellon Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000244699 | 780259305 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000244699 | 626755102 | Murphy USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000244699 | 053015103 | Automatic Data Processing, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244699 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000244699 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000244699 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000244699 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244699 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000244699 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000244699 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000244699 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244699 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000244699 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000243104 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243104 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243104 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000243104 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243104 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243104 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000243104 | 37959E102 | Globe Life, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000243104 | 759351604 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243104 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243104 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243104 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000243104 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000243104 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000243104 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243104 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000243104 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000243104 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%